Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions [Abstract]
Acquisitions

Note 02. Acquisitions

From time to time, we acquire and invest in companies throughout the world, including franchises. The total cash consideration paid for acquisitions, net of cash acquired, for the years ended December 31, 2014, 2013 and 2012 was $32.0, $46.3 and $49.0, respectively. Goodwill and intangible assets resulting from the 2014 acquisitions, the majority of which took place in the Netherlands and the United Kingdom, were $39.4 and $10.1, respectively, as of December 31, 2014. Goodwill and intangible assets resulting from the 2013 acquisitions, the majority of which took place in the United Kingdom and Norway, were $52.2 and $10.1 as of December 31, 2013, respectively.

In 2012, we acquired Damilo Group (“Damilo”), a French firm specializing in IT design solutions, for total consideration, net of cash acquired, of €21.2 ($28.0). Goodwill arising from this transaction was €30.8 ($40.6). The assumed liabilities and acquired assets, net of goodwill, related intangible assets and cash arising from the transaction were €33.8 ($44.6) and €17.9 ($23.6), respectively. The related intangible assets were €5.0 ($6.8) and €4.2 ($5.1) as of December 31, 2013 and December 31, 2014, respectively.